Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2024
Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases
Finance Lease, Liability, to be Paid, Maturity [Table Text Block]
Year ending December 31,	Amount
2025	$24,280
Total	$24,280
Less: Discount	(403)
Total finance lease liability	$23,877

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2023	December 31, 2024
Finance lease liabilities – current	$2,684	$23,877
Finance lease liabilities – non-current	23,877	-
Total	$26,561	$23,877

Sales-type Lease, Net Investment in Lease [Table Text Block]
	December 31, 2023	December 31, 2024
Lease receivable	$41,901	$18,976
Unguaranteed residual value	201	506
Net investment in sales-type lease vessels	$42,102	$19,482

Net investment in sales-type lease vessels, current	(22,620)	(12,748)
Net investment in sales-type lease vessels, non-current	$19,482	$6,734

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
12-month period ending December 31,	Amount
2025	$24,541
2026	6,038
2027	5,606
2028	1,741
Total undiscounted cash flows	$37,926
Present value of lease payments*	$18,976